Commitments and Contingencies (Details) € in Millions						1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2023 USD ($)	May 04, 2023 PLN (zł)	Apr. 17, 2023 USD ($)	Aug. 31, 2022 USD ($)	Feb. 28, 2022 shares	Apr. 30, 2023 EUR (€)	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Aug. 10, 2022 USD ($)
Commitments and Contingencies [Line Items]
Nonrefundable cash fee | €						€ 1.4						€ 1.4
Litigation settlement expenses	$ 5,800,000	zł 24,980,589
Loss contingency	$ 5,800,000
Clean Earth Acquisitions Corp [Member]
Commitments and Contingencies [Line Items]
Maximum number of demands for registration of securities									2	2
Underwriting option period					45 days
Number of units issued (in Shares) | shares					23,000,000
Underwriting fee										3.50%
Deferred underwriting commissions											$ 8,050,000
Percentage of underwriting commission waived							50.00%
Deferred underwriting fee							$ 3,622,500
Aggregate deferred underwriting fee			$ 3,622,500							$ 7,245,000
Deferred underwriter fee payable			$ 805,000
Reduction of deferred underwriter fee payable									$ 3,622,500	$ 3,622,500
Consultant compensation								$ 15,000
Cash bonus for consultant								25,000
Additional cash bonus for consultant for business combination								$ 50,000
Nonrefundable cash fee within accrued expenses											$ 500,000
Number of demands on the company securities											2	2
Date of the Initial public offering											45 days	45 days
Underwriting commission, percentage							50.00%				3.50%	3.50%
Forfeiting deferred underwriting commission							$ 3,622,500
Consultant compensation											$ 15,000
Consultant a one-time success fee cash bonus											25,000
Cash bonus payable											50,000
Incurred under this agreement											64,353
Accrued within accounts payable											$ 15,000
Clean Earth Acquisitions Corp [Member] | Over-Allotments [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares) | shares					3,000,000						3,000,000	3,000,000
Clean Earth Acquisitions Corp [Member] | Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares) | shares					23,000,000
Underwriting commission										2.00%
Underwriter cash discount										$ 4,600,000
Deferred underwriting commissions									8,050,000	8,050,000
Underwriting commission, percentage											2.00%	2.00%
Paid upon closing the initial public offering											$ 4,600,000
Placement Agent [Member] | Clean Earth Acquisitions Corp [Member]
Commitments and Contingencies [Line Items]
Nonrefundable cash fee				$ 500,000
Additional cash fee				450,000
Placement Service Agreement [Member] | Clean Earth Acquisitions Corp [Member]
Commitments and Contingencies [Line Items]
Non refundable cash fee				500,000									$ 500,000
Additional cash fee				$ 450,000					450,000	450,000
Consulting Agreement [Member] | Clean Earth Acquisitions Corp [Member]
Commitments and Contingencies [Line Items]
Incurred fees									0	0
Nonrefundable cash fee within accrued expenses									$ 0	$ 0	15,000
Business Combination [Member] | Clean Earth Acquisitions Corp [Member]
Commitments and Contingencies [Line Items]
Cash fee contingent upon closing											$ 450,000